Average Annual Total Returns		12 Months Ended	15 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	16.54%	[1],[2]
Performance Inception Date	Oct. 04, 2024
HSBC Holdings plc ADRhedged Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		54.36%	56.95%	[2]
Performance Inception Date	Oct. 04, 2024
HSBC Holdings plc ADRhedged Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions
Average Annual Return, Percent		54.36%	56.40%	[2]
HSBC Holdings plc ADRhedged Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		32.18%	43.62%	[2]
Shell plc ADRhedged Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.01%	7.43%	[1]
Performance Inception Date	Oct. 04, 2024
Shell plc ADRhedged Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions
Average Annual Return, Percent		13.01%	6.78%	[1]
Shell plc ADRhedged Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.70%	5.37%	[1]

[1]	The Fund commenced operations on October 4, 2024.
[2]	he Fund commenced operations on October 4, 2024.